INCOME TAX (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax
Fiscal year		$ 752,728	$ 1,041,454	$ 813,355
Previous fiscal years	[1]	(146,837)	3,967	2,519
Total current tax		605,891	1,045,421	815,874
Deferred tax
Fiscal year		223,544	193,177	360,958
Total deferred tax		223,544	193,177	360,958
Total tax		$ 829,435	$ 1,238,598	$ 1,176,832

[1]	The recoveries of previous periods for $ 85,921 was recognized in 2017 in Bancolombia as income.